Derivative Instruments and Financial Risk Management	12 Months Ended
Mar. 31, 2020
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments and Financial Risk Management

NOTE 10: — DERIVATIVE INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company’s operations are exposed to market risks from changes in interest rates and currency exchange rates.  Exposure to these risks is managed through normal operating and financing activities and, when appropriate, through derivative instruments.

Currency exchange rates:

The Company manages its exposure to debt obligations denominated in currencies other than its functional currency by opportunistically using cross-currency hedges to convert its foreign currency payments into its functional currency.

The following table sets forth the annual rate of inflation, the devaluation (appreciation) rate of the NIS and the CAD against the U.S. dollar and the exchange rates between the U.S. dollar and each of the NIS and the CAD at the end of the year indicated:

			Rate of Devaluation
			(Appreciation)		Rate of Exchange of
	Rate of Inflation		Against U.S. Dollar		U.S. Dollar
Period ended	Israel (1)	Canada (2)	Israel (1)	Canada (2)	Israel (1)	Canada (2)
3/31/2020	0.00%	0.89%	(1.65%)	6.02%	3.57	1.41
3/31/2019	1.40%	1.88%	3.42%	3.10%	3.63	1.33

(1)	Per Bank of Israel.
(2)	Per J.P. Morgan Chase.

In April 2016, the Company began entering into separate forward contracts to purchase the NIS and the CAD on a monthly basis at agreed upon spot rates to hedge the variability of cash flows in U.S. dollars due to changes in the respective exchange rates.  At March 31, 2020, the forward contracts to purchase the NIS are for a total amount of $49,000, at a weighted-average forward rate of 3.44 NIS per U.S. dollar, which are settled in seventeen (17) monthly settlements of $3,250 for ten (10) months, $2,000 for six (6) months, and $4,500 for one (1) month.  The Company recorded a net gain (loss) of $178, ($2,530) and $97 for the years ended March 31, 2020, 2019, and 2018, respectively, for the contracts to purchase the NIS.

The forward contracts to purchase the CAD are for a total amount of $40,024, at a weighted-average forward rate of CAD 1.31 per U.S. dollar, which are settled in sixteen (16) monthly installments of approximately $2,453 for nine (9) months, $3,999 for three (3) months, $1,708 for three (3) months, and $826 for one (1) months. The Company recorded a net (loss) gain of ($629), $2,545 and $2,068, for the years ended March 31, 2020, 2019, and 2018, respectively, for the contracts to purchase the CAD.

There is no collateral for these hedges.

At March 31, 2020, the Company had derivative instruments designated as hedging instruments, which have been accounted for in accordance with ASU No. 2017-12, “Derivatives and Hedging (Topic 815).”